INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deferred tax assets and liabilities
	2019	2018
	$	$

Non-Capital Losses	7,052,500	6,132,300
Capital Losses	29,628	29,628
Property and Equipment	100,490	100,490

	7,182,618	6,262,418

Non-capital loss carryforwards
$

2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032	233,000
2033 to 2039	3,857,000

7,052,500

Income tax expense
	2019	2018	2017
	$	$	$
		(Restated –Note 4)

Recovery of Income Tax Calculated at the Statutory Rate of 12% (2018 – 12%; 2017 – 12.63%)	(289,340)	(62,756)	(85,158)
Deferred Tax Assets Not Recognized	289,340	36,948	84,315
Impact of Change in Substantively Enacted Tax Rates on Opening Deferred Tax Assets	—	25,808	843

Income Tax Expense	—	—	—